Retirement benefit plans (Details Narrative) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined contributions payable	kr 18,467	kr 30,281
Defined contributions due but not paid	kr 0	kr 750